iShares
®
MSCI China A ETF
Schedule of Investments
(unaudited)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  — 0.4%
AECC Aviation Power Co. Ltd., Class A .......... 90,798 $ 616,472
Kuang -Chi Technologies Co. Ltd., Class A
(a)
....... 73,740 422,929
1,039,401
a
Air Freight & Logistics  — 0.5%
SF Holding Co. Ltd., Class A ................. 154,815 842,769
YTO Express Group Co. Ltd., Class A ........... 106,244 334,864
1,177,633
a
Automobile Components  — 1.0%
Changzhou Xingyu Automotive Lighting Systems Co.
Ltd., Class A .......................... 8,697 158,806
Fuyao Glass Industry Group Co. Ltd., Class A ...... 64,500 558,380
Huayu Automotive Systems Co. Ltd., Class A ...... 104,000 284,083
Huizhou Desay Sv Automotive Co. Ltd., Class A .... 20,000 303,849
Ningbo Tuopu Group Co. Ltd., Class A .......... 59,492 530,712
Sailun Group Co. Ltd., Class A ................ 90,300 184,610
Wanxiang Qianchao Co. Ltd., Class A ........... 108,000 256,444
Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A .... 64,500 129,337
2,406,221
a
Automobiles  — 2.2%
Anhui Jianghuai Automobile Group Corp. Ltd., Class
A
(a)
................................. 64,500 448,579
BAIC BluePark New Energy Technology Co. Ltd., Class
A
(a)
................................. 206,400 215,819
BYD Co. Ltd., Class A ...................... 172,418 2,616,552
Chongqing Afari Technology Co. Ltd., Class A
(a)
.... 147,100 241,820
Chongqing Changan Automobile Co. Ltd., Class A ... 270,938 378,588
Guangzhou Automobile Group Co. Ltd., Class A .... 206,400 213,434
SAIC Motor Corp. Ltd., Class A ............... 245,906 498,132
Seres Group Co. Ltd., Class A ................ 51,600 673,553
5,286,477
a
Banks  — 11.0%
Agricultural Bank of China Ltd., Class A .......... 2,721,900 2,753,512
Bank of Beijing Co. Ltd., Class A .............. 704,400 546,506
Bank of Changsha Co. Ltd., Class A ............ 129,000 188,272
Bank of Chengdu Co. Ltd., Class A ............. 142,177 398,564
Bank of China Ltd., Class A .................. 1,251,300 1,052,836
Bank of Communications Co. Ltd., Class A ........ 1,715,702 1,706,926
Bank of Hangzhou Co. Ltd., Class A ............ 219,388 558,807
Bank of Jiangsu Co. Ltd., Class A .............. 593,400 980,402
Bank of Nanjing Co. Ltd., Class A .............. 412,880 710,169
Bank of Ningbo Co. Ltd., Class A .............. 210,521 1,023,136
Bank of Shanghai Co. Ltd., Class A ............. 438,669 602,337
Bank of Suzhou Co. Ltd., Class A .............. 154,800 193,068
China CITIC Bank Corp. Ltd., Class A ........... 399,900 492,320
China Construction Bank Corp., Class A ......... 657,900 957,565
China Everbright Bank Co. Ltd., Class A ......... 1,548,000 707,519
China Merchants Bank Co. Ltd., Class A ......... 657,902 3,689,945
China Minsheng Banking Corp. Ltd., Class A ...... 1,173,980 635,861
China Zheshang Bank Co. Ltd., Class A .......... 722,400 314,076
Chongqing Rural Commercial Bank Co. Ltd., Class A . 296,730 316,222
CNPC Capital Co. Ltd., Class A ............... 270,940 374,408
Huaxia Bank Co. Ltd., Class A ................ 438,660 442,433
Industrial & Commercial Bank of China Ltd., Class A . 2,012,400 2,192,310
Industrial Bank Co. Ltd., Class A ............... 670,847 1,760,774
Ping An Bank Co. Ltd., Class A ................ 606,756 1,021,611
Postal Savings Bank of China Co. Ltd., Class A ..... 1,006,200 746,779
Shanghai Pudong Development Bank Co. Ltd., Class A 1,019,120 1,383,372
Shanghai Rural Commercial Bank Co. Ltd., Class A .. 309,600 406,719
26,156,449
a
Security Shares Value
a
Beverages  — 5.4%
Anhui Gujing Distillery Co. Ltd., Class A .......... 13,799 $ 216,603
Eastroc Beverage Group Co. Ltd., Class A ........ 15,380 459,347
Jiangsu King's Luck Brewery JSC Ltd., Class A ..... 26,390 106,205
Jiangsu Yanghe Distillery Co. Ltd., Class A ........ 51,600 372,290
Kweichow Moutai Co. Ltd., Class A ............. 39,998 8,108,154
Luzhou Laojiao Co. Ltd., Class A .............. 47,100 690,915
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A 38,741 813,057
Tsingtao Brewery Co. Ltd., Class A ............. 25,800 239,651
Wuliangye Yibin Co. Ltd., Class A .............. 129,014 1,835,958
12,842,180
a
Biotechnology  — 0.3%
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd.,
Class A
(a)
............................. 38,777 223,896
Chongqing Zhifei Biological Products Co. Ltd., Class
A
(a)
................................. 65,350 145,458
Imeik Technology Development Co. Ltd., Class A ... 12,920 217,595
Shanghai RAAS Blood Products Co. Ltd., Class A ... 219,300 178,649
765,598
a
Broadline Retail  — 0.1%
CCOOP Group Co. Ltd., Class A
(a)
............. 606,300 155,319
a
Building Products  — 0.1%
Beijing New Building Materials PLC, Class A ...... 52,400 198,976
a
Capital Markets  — 5.5%
Beijing Compass Technology Development Co. Ltd.,
Class A .............................. 20,500 297,154
BOC International China Co. Ltd., Class A ........ 90,700 165,662
Caitong Securities Co. Ltd., Class A ............ 155,251 188,537
Capital Securities Co. Ltd., Class A ............. 64,500 157,576
Changjiang Securities Co. Ltd., Class A .......... 180,600 212,488
China Galaxy Securities Co. Ltd., Class A ........ 232,200 436,511
China Great Wall Securities Co. Ltd., Class A ...... 129,000 168,571
China International Capital Corp. Ltd., Class A ..... 95,900 483,140
China Merchants Securities Co. Ltd., Class A ...... 245,107 565,664
CITIC Securities Co. Ltd., Class A .............. 387,670 1,550,579
CSC Financial Co. Ltd., Class A ............... 142,739 482,700
Dongxing Securities Co. Ltd., Class A ........... 94,839 184,164
East Money Information Co. Ltd., Class A ......... 503,139 1,506,428
Everbright Securities Co. Ltd., Class A ........... 129,400 288,637
Founder Securities Co. Ltd., Class A ............ 258,000 272,072
GF Securities Co. Ltd., Class A ............... 193,500 603,485
Guolian Minsheng Securities Co. Ltd., Class A ..... 169,859 240,460
Guosen Securities Co. Ltd., Class A ............ 193,500 304,470
Guotai Haitong Securities Co. Ltd. ............. 438,645 1,038,601
Guoyuan Securities Co. Ltd., Class A ........... 141,944 153,255
Hithink RoyalFlush Information Network Co. Ltd., Class
A .................................. 26,000 900,052
Huatai Securities Co. Ltd., Class A ............. 220,900 622,470
Industrial Securities Co. Ltd., Class A ........... 283,808 252,899
Orient Securities Co. Ltd./China, Class A ......... 240,421 331,240
SDIC Capital Co. Ltd., Class A ................ 206,400 203,317
Shenwan Hongyuan Group Co. Ltd., Class A ...... 761,100 529,832
Sinolink Securities Co. Ltd., Class A ............ 116,500 153,732
SooChow Securities Co. Ltd., Class A ........... 137,060 161,869
Tianfeng Securities Co. Ltd., Class A
(a)
.......... 322,500 170,137
Western Securities Co. Ltd., Class A ............ 141,920 149,762
Zheshang Securities Co. Ltd., Class A ........... 142,727 206,570
Zhongtai Securities Co. Ltd., Class A ............ 232,200 205,235
13,187,269
a

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
MSCI China A ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Chemicals  — 5.2%
Ganfeng Lithium Group Co. Ltd., Class A ......... 51,670 $ 675,996
Guangzhou Tinci Materials Technology Co. Ltd., Class
A .................................. 64,520 574,413
Hengli Petrochemical Co. Ltd., Class A .......... 232,215 754,774
Hoshine Silicon Industry Co. Ltd., Class A ........ 33,640 220,798
Huafon Chemical Co. Ltd., Class A ............. 168,300 290,520
Inner Mongolia Junzheng Energy & Chemical Industry
Group Co. Ltd., Class A ................... 283,800 232,975
Jiangsu Eastern Shenghong Co. Ltd., Class A
(a)
.... 219,300 427,593
Kingfa Sci & Tech Co. Ltd., Class A ............. 82,200 207,437
LB Group Co. Ltd., Class A .................. 77,809 192,608
Ningxia Baofeng Energy Group Co. Ltd., Class A ... 232,800 1,046,216
Qinghai Salt Lake Industry Co. Ltd., Class A
(a)
...... 167,750 972,757
Rongsheng Petrochemical Co. Ltd., Class A ....... 322,501 660,671
Satellite Chemical Co. Ltd., Class A ............ 103,277 447,502
Shandong Hualu Hengsheng Chemical Co. Ltd., Class
A .................................. 64,560 363,851
Shanghai Putailai New Energy Technology Group Co.
Ltd. ................................ 73,214 390,464
Sinoma Science & Technology Co. Ltd., Class A .... 47,500 386,425
Tianqi Lithium Corp., Class A
(a)
................ 51,600 608,653
Wanhua Chemical Group Co. Ltd., Class A ........ 103,200 1,357,360
Yunnan Energy New Material Group Co. Ltd., Class A
(a)
27,000 330,256
Yunnan Yuntianhua Co. Ltd., Class A ........... 51,600 274,326
Zangge Mining Co. Ltd., Class A ............... 51,657 681,330
Zhejiang Juhua Co. Ltd., Class A .............. 90,700 488,642
Zhejiang Longsheng Group Co. Ltd., Class A ...... 103,200 198,720
Zhejiang NHU Co. Ltd., Class A ............... 90,468 461,992
12,246,279
a
Commercial Services & Supplies  — 0.1%
Zhejiang Weiming Environment Protection Co. Ltd.,
Class A .............................. 51,613 162,639
a
Communications Equipment  — 3.7%
CICT Mobile Communication Technology Co. Ltd.,
Class A
(a)
............................. 108,000 310,740
Fiberhome Telecommunication Technologies Co. Ltd.,
Class A .............................. 40,500 278,863
Guangzhou Haige Communications Group, Inc. Co.,
Class A .............................. 81,000 191,822
Hengtong Optic-electric Co. Ltd., Class A ......... 83,700 811,477
QuantumCTek Co. Ltd., Class A
(a)
.............. 3,128 262,982
Shenzhen Sunway Communication Co. Ltd., Class A . 27,000 362,668
Suzhou TFC Optical Communication Co. Ltd., Class A 25,892 1,170,868
Yealink Network Technology Corp. Ltd., Class A .... 38,777 207,691
Zhongji Innolight Co. Ltd., Class A ............. 35,443 4,477,058
ZTE Corp., Class A ....................... 123,300 664,976
8,739,145
a
Construction & Engineering  — 1.3%
China Energy Engineering Corp. Ltd., Class A ..... 1,119,400 464,847
China National Chemical Engineering Co. Ltd., Class A 206,610 260,706
China Railway Group Ltd., Class A ............. 620,200 462,132
China State Construction Engineering Corp. Ltd., Class
A .................................. 1,302,900 937,766
Metallurgical Corp. of China Ltd., Class A ......... 580,500 250,500
Power Construction Corp. of China Ltd., Class A .... 567,600 465,718
Sichuan Road and Bridge Group Co. Ltd., Class A ... 245,100 294,187
3,135,856
a
Construction Materials  — 0.4%
Anhui Conch Cement Co. Ltd., Class A .......... 129,000 399,015
China Jushi Co. Ltd., Class A ................. 129,050 655,256
1,054,271
a
Security Shares Value
a
Consumer Staples Distribution & Retail  — 0.1%
Yonghui Superstores Co. Ltd., Class A
(a)
......... 296,700 $ 167,539
a
Distributors  — 0.1%
Zhejiang China Commodities City Group Co. Ltd.,
Class A .............................. 176,100 343,306
a
Electrical Equipment  — 8.0%
China XD Electric Co. Ltd., Class A ............. 167,700 417,832
CNGR Advanced Material Co. Ltd., Class A ....... 25,860 242,993
Contemporary Amperex Technology Co. Ltd., Class A 141,967 9,116,249
Dongfang Electric Corp. Ltd., Class A ........... 90,390 518,756
Eve Energy Co. Ltd., Class A ................. 64,582 691,053
GEM Co. Ltd., Class A ..................... 167,796 226,200
Goldwind Science & Technology Co. Ltd., Class A ... 116,151 471,326
Goneo Group Co. Ltd., Class A ............... 25,871 170,101
Gotion High-tech Co. Ltd., Class A ............. 51,600 278,981
Jiangsu Zhongtian Technology Co. Ltd., Class A .... 117,100 571,591
JL Mag Rare-Earth Co. Ltd., Class A ............ 32,400 157,057
NARI Technology Co. Ltd., Class A ............. 258,688 986,281
Ningbo Deye Technology Co. Ltd., Class A ........ 27,889 617,609
Ningbo Orient Wires & Cables Co. Ltd., Class A .... 25,800 234,650
Ningbo Sanxing Medical Electric Co. Ltd., Class A ... 38,700 114,047
Shanghai Electric Group Co. Ltd., Class A
(a)
....... 412,850 490,809
Shenzhen Megmeet Electrical Co. Ltd., Class A .... 18,500 329,194
Sungrow Power Supply Co. Ltd., Class A ......... 66,593 1,354,709
Sunwoda Electronic Co. Ltd., Class A ........... 64,799 262,412
TBEA Co. Ltd., Class A ..................... 154,820 613,036
Wolong Electric Group Co. Ltd., Class A ......... 51,600 285,901
Zhejiang Chint Electrics Co. Ltd., Class A ......... 64,500 310,148
Zhejiang Huayou Cobalt Co. Ltd., Class A ........ 64,512 635,449
19,096,384
a
Electronic Equipment, Instruments & Components  — 10.2%
Accelink Technologies Co. Ltd., Class A .......... 25,800 549,468
Avary Holding Shenzhen Co. Ltd., Class A ........ 77,400 826,003
BOE Technology Group Co. Ltd., Class A ......... 1,148,128 688,138
Chaozhou Three-Circle Group Co. Ltd., Class A .... 65,029 825,525
China Railway Signal & Communication Corp. Ltd.,
Class A .............................. 242,800 182,715
Eoptolink Technology, Inc. Ltd., Class A .......... 31,280 2,422,294
Everdisplay Optronics Shanghai Co. Ltd., Class A
(a)
.. 464,400 154,191
Founder Technology Group Corp., Class A
(a)
....... 135,000 233,178
Foxconn Industrial Internet Co. Ltd., Class A ....... 425,706 3,953,928
GoerTek , Inc., Class A ..................... 104,004 377,127
Hgtech Co. Ltd., Class A .................... 32,200 563,420
Lens Technology Co. Ltd., Class A ............. 155,200 591,517
Lingyi iTech Guangdong Co., Class A ........... 232,200 482,337
Luxshare Precision Industry Co. Ltd., Class A ...... 232,468 2,308,979
Maxscend Microelectronics Co. Ltd., Class A ...... 12,956 188,937
OFILM Group Co. Ltd., Class A
(a)
.............. 116,100 148,625
Shanghai BOCHU Electronic Technology Corp. Ltd.,
Class A .............................. 9,564 199,328
Shannon Semiconductor Technology Co. Ltd., Class A 13,500 349,798
Shengyi Electronics Co. Ltd., Class A ........... 25,800 419,784
Shengyi Technology Co. Ltd., Class A ........... 77,482 878,647
Shennan Circuits Co. Ltd., Class A ............. 19,547 905,653
Shenzhen Everwin Precision Technology Co. Ltd.,
Class A .............................. 38,700 190,110
Shenzhen Kinwong Electronic Co. Ltd., Class A .... 31,800 331,328
SUPCON Technology Co. Ltd., Class A .......... 25,828 301,278
Suzhou Dongshan Precision Manufacturing Co. Ltd.,
Class A .............................. 64,500 1,778,411
TCL Technology Group Corp., Class A ........... 670,881 420,302
Unisplendour Corp. Ltd., Class A .............. 77,891 367,186

iShares
®
MSCI China A ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Electronic Equipment, Instruments & Components (continued)
Universal Scientific Industrial Shanghai Co. Ltd., Class
A .................................. 67,500 $ 376,151
Victory Giant Technology Huizhou Co. Ltd., Class A .. 29,100 1,422,603
Wingtech Technology Co. Ltd., Class A
(a)
......... 38,711 159,349
Wuhan Guide Infrared Co. Ltd., Class A
(a)
........ 132,604 289,113
WUS Printed Circuit Kunshan Co. Ltd., Class A ..... 64,520 982,548
Zhejiang Dahua Technology Co. Ltd., Class A ...... 103,200 280,829
24,148,800
a
Energy Equipment & Services  — 0.3%
Yantai Jereh Oilfield Services Group Co. Ltd., Class A 32,285 649,116
a
Entertainment  — 0.7%
37 Interactive Entertainment Network Technology
Group Co. Ltd., Class A ................... 64,793 204,787
Beijing Enlight Media Co. Ltd., Class A .......... 90,300 196,303
Giant Network Group Co. Ltd., Class A .......... 64,500 309,883
Kingnet Network Co. Ltd., Class A ............. 64,500 170,746
Mango Excellent Media Co. Ltd., Class A ......... 64,580 184,412
Zhejiang Century Huatong Group Co. Ltd., Class A
(a)
. 243,000 569,505
1,635,636
a
Food Products  — 1.9%
Angel Yeast Co. Ltd., Class A ................. 29,696 163,450
Foshan Haitian Flavouring & Food Co. Ltd., Class A . 142,319 806,182
Guangdong Haid Group Co. Ltd., Class A ........ 52,099 381,176
Henan Shuanghui Investment & Development Co. Ltd.,
Class A .............................. 116,678 474,223
Inner Mongolia Yili Industrial Group Co. Ltd., Class A . 206,444 830,824
Muyuan Foods Co. Ltd., Class A ............... 167,759 1,100,594
New Hope Liuhe Co. Ltd., Class A ............. 167,700 214,698
Wens Foodstuff Group Co. Ltd., Class A ......... 219,346 528,006
4,499,153
a
Gas Utilities  — 0.1%
ENN Natural Gas Co. Ltd., Class A ............. 90,300 267,810
a
Ground Transportation  — 0.2%
Daqin Railway Co. Ltd., Class A ............... 683,700 527,444
a
Health Care Equipment & Supplies  — 0.8%
APT Medical, Inc., Class A ................... 4,383 152,620
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd.,
Class A .............................. 26,393 113,401
Shanghai United Imaging Healthcare Co. Ltd., Class A 26,772 430,899
Shenzhen Mindray Bio-Medical Electronics Co. Ltd.,
Class A .............................. 38,738 958,902
Shenzhen New Industries Biomedical Engineering Co.
Ltd., Class A .......................... 25,800 182,555
1,838,377
a
Health Care Providers & Services  — 0.5%
Aier Eye Hospital Group Co. Ltd., Class A ........ 270,981 428,291
Guangzhou Baiyunshan Pharmaceutical Holdings Co.
Ltd., Class A .......................... 51,600 171,192
Huadong Medicine Co. Ltd., Class A ............ 51,625 253,094
Shanghai Pharmaceuticals Holding Co. Ltd., Class A . 90,709 227,176
1,079,753
a
Household Durables  — 1.2%
Beijing Roborock Technology Co. Ltd., Class A ..... 8,582 146,008
Ecovacs Robotics Co. Ltd., Class A ............. 21,300 204,090
Gree Electric Appliances, Inc. of Zhuhai, Class A .... 81,300 477,412
Haier Smart Home Co. Ltd., Class A ............ 206,400 652,359
Midea Group Co. Ltd., Class A ................ 107,800 1,282,383
Security Shares Value
a
Household Durables (continued)
Sichuan Changhong Electric Co. Ltd., Class A ..... 154,800 $ 198,846
2,961,098
a
Independent Power and Renewable Electricity Producers  — 3.2%
China National Nuclear Power Co. Ltd., Class A .... 645,047 849,991
China Three Gorges Renewables Group Co. Ltd., Class
A .................................. 864,300 518,167
China Yangtze Power Co. Ltd., Class A .......... 786,988 3,147,376
Datang International Power Generation Co. Ltd., Class
A .................................. 412,800 252,217
GD Power Development Co. Ltd., Class A ........ 593,400 411,743
Huadian Power International Corp. Ltd., Class A .... 335,400 245,306
Huaneng Power International, Inc., Class A ....... 272,500 279,184
SDIC Power Holdings Co. Ltd., Class A .......... 271,300 541,309
Shanghai Electric Power Co. Ltd., Class A ........ 95,100 236,662
Shenergy Co. Ltd., Class A .................. 167,700 222,413
Sichuan Chuantou Energy Co. Ltd., Class A ....... 142,100 318,844
Wintime Energy Group Co. Ltd., Class A
(a)
........ 735,300 191,221
Zhejiang Zheneng Electric Power Co. Ltd., Class A .. 374,100 312,747
7,527,180
a
Insurance  — 2.3%
China Life Insurance Co. Ltd., Class A ........... 91,100 490,635
China Pacific Insurance Group Co. Ltd., Class A .... 219,316 1,200,593
New China Life Insurance Co. Ltd., Class A ....... 64,500 611,164
People's Insurance Co. Group of China Ltd. (The),
Class A .............................. 310,900 328,319
Ping An Insurance Group Co of China Ltd., Class A .. 335,423 2,925,409
5,556,120
a
Interactive Media & Services  — 0.1%
Kunlun Tech Co. Ltd., Class A
(a)
............... 38,700 278,890
a
IT Services  — 0.3%
Isoftstone Information Technology Group Co. Ltd.,
Class A .............................. 32,550 189,000
Range Intelligent Computing Technology Group Co.
Ltd., Class A .......................... 38,780 510,824
699,824
a
Life Sciences Tools & Services  — 0.7%
Hangzhou Tigermed Consulting Co. Ltd., Class A ... 12,904 104,943
Pharmaron Beijing Co. Ltd., Class A ............ 38,750 167,326
WuXi AppTec Co. Ltd., Class A ................ 83,548 1,354,085
1,626,354
a
Machinery  — 3.3%
China CSSC Holdings Ltd., Class A ............ 232,200 1,419,458
CRRC Corp. Ltd., Class A ................... 812,790 710,317
Jiangsu Hengli Hydraulic Co. Ltd., Class A ........ 44,224 684,667
RoboTechnik Intelligent Technology Co. Ltd., Class A . 5,500 392,368
Sany Heavy Industry Co. Ltd., Class A ........... 270,950 809,663
Shandong Himile Mechanical Science & Technology
Co. Ltd., Class A ....................... 25,800 331,299
Shenzhen Envicool Technology Co. Ltd., Class A ... 30,200 422,500
Shenzhen Inovance Technology Co. Ltd., Class A ... 44,161 445,293
Weichai Power Co. Ltd., Class A ............... 219,300 1,008,985
XCMG Construction Machinery Co. Ltd., Class A .... 362,600 529,900
Yutong Bus Co. Ltd., Class A ................. 64,700 335,375
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A 51,700 358,517
Zhuzhou CRRC Times Electric Co. Ltd., Class A .... 25,869 184,142
Zoomlion Heavy Industry Science and Technology Co.
Ltd., Class A .......................... 232,250 271,300
7,903,784
a

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
MSCI China A ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Marine Transportation  — 0.3%
COSCO SHIPPING Holdings Co. Ltd., Class A ..... 387,050 $ 801,886
a
Media  — 0.4%
Bluefocus Intelligent Communications Group Co. Ltd.,
Class A
(a)
............................. 121,500 306,393
Focus Media Information Technology Co. Ltd., Class A 426,560 393,559
Leo Group Co. Ltd., Class A ................. 216,000 205,499
905,451
a
Metals & Mining  — 7.0%
Aluminum Corp. of China Ltd., Class A .......... 414,816 716,230
Baiyin Nonferrous Group Co. Ltd., Class A ........ 243,000 272,542
Baoshan Iron & Steel Co. Ltd., Class A .......... 722,470 668,672
Chengtun Mining Group Co. Ltd., Class A ........ 94,500 192,494
Chifeng Jilong Gold Mining Co. Ltd., Class A ...... 54,600 306,744
China Northern Rare Earth Group High-Tech Co. Ltd.,
Class A .............................. 116,100 905,414
China Rare Earth Resources And Technology Co. Ltd.,
Class A
(a)
............................. 38,700 310,282
China Tungsten And Hightech Materials Co. Ltd., Class
A .................................. 81,000 696,377
Citic Pacific Special Steel Group Co. Ltd., Class A ... 103,200 231,014
CMOC Group Ltd., Class A .................. 555,700 1,533,228
Guangdong HEC Technology Holding Co. Ltd., Class
A
(a)
................................. 108,000 563,958
Henan Shenhuo Coal Industry & Electricity Power Co.
Ltd., Class A .......................... 64,500 305,975
Hunan Valin Steel Co. Ltd., Class A ............. 222,440 151,686
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A . 1,444,800 573,284
Inner Mongolia Xingye Silver&Tin Mining Co. Ltd.,
Class A .............................. 51,600 325,676
Jiangxi Copper Co. Ltd., Class A .............. 64,900 437,000
Jinduicheng Molybdenum Co. Ltd., Class A ....... 91,300 263,319
Shandong Gold Mining Co. Ltd., Class A ......... 116,128 589,412
Shandong Hongqiao Aluminum Industry Holding Co.
Ltd., Class A .......................... 94,600 347,457
Shandong Nanshan Aluminum Co. Ltd., Class A .... 361,200 286,032
Shanjin International Gold Co. Ltd., Class A ....... 90,320 347,073
Sinomine Resource Group Co. Ltd., Class A ....... 27,000 361,092
Tianshan Aluminum Group Co. Ltd., Class A ....... 132,500 325,918
Tongling Nonferrous Metals Group Co. Ltd., Class A . 426,500 388,218
Western Mining Co. Ltd., Class A .............. 64,500 282,040
Western Superconducting Technologies Co. Ltd., Class
A .................................. 25,899 246,435
Xiamen Tungsten Co. Ltd., Class A ............. 52,068 443,163
Yunnan Aluminium Co. Ltd., Class A ............ 103,400 486,286
Yunnan Tin Co. Ltd., Class A ................. 54,000 282,278
Zhongjin Gold Corp. Ltd., Class A .............. 154,800 593,846
Zijin Mining Group Co. Ltd., Class A ............ 657,975 3,241,215
16,674,360
a
Oil, Gas & Consumable Fuels  — 3.0%
China Merchants Energy Shipping Co. Ltd., Class A . 250,100 642,402
China Petroleum & Chemical Corp., Class A ....... 1,019,143 805,150
China Shenhua Energy Co. Ltd., Class A ......... 206,499 1,450,143
COSCO SHIPPING Energy Transportation Co. Ltd.,
Class A .............................. 129,049 407,307
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A . 64,500 306,863
PetroChina Co. Ltd., Class A ................. 683,700 1,223,895
Shaanxi Coal Industry Co. Ltd., Class A .......... 322,501 1,233,260
Shanxi Coking Coal Energy Group Co. Ltd., Class A . 180,660 186,164
Shanxi Lu'an Environmental Energy Development Co.
Ltd., Class A .......................... 103,740 245,407
Yankuang Energy Group Co. Ltd., Class A ........ 193,585 647,527
7,148,118
a
Security Shares Value
a
Paper & Forest Products  — 0.1%
Shandong Sun Paper Industry JSC Ltd., Class A .... 91,100 $ 196,639
a
Passenger Airlines  — 0.7%
Air China Ltd., Class A
(a)
.................... 425,700 420,518
China Eastern Airlines Corp. Ltd., Class A
(a)
....... 568,400 360,435
China Southern Airlines Co. Ltd., Class A
(a)
........ 374,124 297,010
Hainan Airlines Holding Co. Ltd., Class A
(a)
........ 1,277,100 282,294
Spring Airlines Co. Ltd., Class A ............... 34,900 241,526
1,601,783
a
Pharmaceuticals  — 1.9%
Beijing Tong Ren Tang Co. Ltd., Class A ......... 39,275 159,658
Changchun High-Tech Industry Group Co. Ltd., Class A 14,640 182,751
China Resources Sanjiu Medical & Pharmaceutical Co.
Ltd., Class A .......................... 52,120 197,684
CSPC Innovation Pharmaceutical Co. Ltd., Class A .. 38,740 172,228
Haisco Pharmaceutical Group Co. Ltd., Class A .... 25,800 221,054
Hebei Changshan Biochemical Pharmaceutical Co.
Ltd., Class A
(a)
......................... 27,000 163,849
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A .. 206,482 1,636,016
Shanghai Allist Pharmaceuticals Co. Ltd., Class A ... 15,200 206,947
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class
A .................................. 64,563 236,069
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A 38,700 290,565
Sichuan Kelun Pharmaceutical Co. Ltd., Class A .... 52,000 263,150
Yunnan Baiyao Group Co. Ltd., Class A .......... 51,660 401,915
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd.,
Class A .............................. 19,199 403,443
4,535,329
a
Real Estate Management & Development  — 0.6%
China Merchants Shekou Industrial Zone Holdings Co.
Ltd., Class A .......................... 296,700 377,865
China Vanke Co. Ltd., Class A
(a)
............... 309,600 177,636
Hainan Airport Infrastructure Co. Ltd., Class A ...... 387,000 205,376
Poly Developments and Holdings Group Co. Ltd., Class
A .................................. 387,031 348,846
Shanghai Zhangjiang High-Tech Park Development Co.
Ltd., Class A .......................... 53,200 287,150
1,396,873
a
Semiconductors & Semiconductor Equipment  — 10.7%
ACM Research Shanghai, Inc., Class A .......... 7,948 181,093
Advanced Micro-Fabrication Equipment, Inc. China,
Class A .............................. 20,271 1,126,509
Amlogic Shanghai Co. Ltd., Class A
(a)
........... 11,750 183,178
Anji Microelectronics Technology Shanghai Co. Ltd.,
Class A .............................. 4,673 172,408
Bestechnic Shanghai Co. Ltd., Class A .......... 5,182 129,617
Biwin Storage Technology Co. Ltd., Class A
(a)
...... 14,161 560,265
Cambricon Technologies Corp. Ltd., Class A
(a)
..... 13,414 3,375,010
China Resources Microelectronics Ltd., Class A .... 39,312 328,157
CSI Solar Co. Ltd., Class A .................. 129,000 275,114
Dosilicon Co. Ltd., Class A
(a)
................. 13,200 281,330
GalaxyCore , Inc., Class A ................... 77,400 156,953
GigaDevice Semiconductor, Inc., Class A ......... 21,057 979,037
Guobo Electronics Co. Ltd., Class A ............ 12,600 227,272
Hangzhou Chang Chuan Technology Co. Ltd., Class A 19,500 499,687
Hangzhou First Applied Material Co. Ltd., Class A ... 87,054 239,772
Hangzhou Silan Microelectronics Co. Ltd., Class A .. 51,600 219,597
Hua Hong Semiconductor Ltd., Class A
(a)
......... 13,060 273,195
Hwatsing Technology Co. Ltd., Class A .......... 11,645 339,204
Hygon Information Technology Co. Ltd., Class A .... 73,759 3,239,660
Ingenic Semiconductor Co. Ltd., Class A ......... 15,500 284,807
JA Solar Technology Co. Ltd., Class A
(a)
.......... 103,280 165,033
JCET Group Co. Ltd., Class A ................ 64,500 434,336

iShares
®
MSCI China A ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Semiconductors & Semiconductor Equipment (continued)
Jinko Solar Co. Ltd., Class A
(a)
................ 335,400 $ 328,098
LONGi Green Energy Technology Co. Ltd., Class A
(a)
. 245,146 593,487
Loongson Technology Corp. Ltd., Class A
(a)
....... 11,186 272,197
Montage Technology Co. Ltd., Class A ........... 38,606 991,754
National Silicon Industry Group Co. Ltd., Class A
(a)
.. 118,400 360,209
NAURA Technology Group Co. Ltd., Class A ....... 22,030 1,743,459
Nexchip Semiconductor Corp., Class A .......... 62,372 311,027
OmniVision Integrated Circuits Group, Inc. ........ 38,755 560,799
Piotech , Inc., Class A ...................... 9,202 603,557
Rockchip Electronics Co. Ltd., Class A .......... 13,500 364,514
Sanan Optoelectronics Co. Ltd., Class A ......... 167,700 336,472
SG Micro Corp., Class A .................... 25,853 350,057
Shenzhen Goodix Technology Co. Ltd., Class A .... 12,900 123,150
Shenzhen Techwinsemi Technology Co. Ltd., Class A 6,800 533,327
Skyverse Technology Co. Ltd., Class A
(a)
......... 10,600 307,097
Suzhou Maxwell Technologies Co. Ltd., Class A .... 8,500 299,644
TCL Zhonghuan Renewable Energy Technology Co.
Ltd., Class A
(a)
......................... 154,823 197,039
Tianshui Huatian Technology Co. Ltd., Class A ..... 116,100 224,076
TongFu Microelectronics Co. Ltd., Class A ........ 51,600 392,124
Tongwei Co. Ltd., Class A
(a)
.................. 164,493 421,759
Trina Solar Co. Ltd., Class A
(a)
................ 77,400 197,474
Unigroup Guoxin Microelectronics Co. Ltd., Class A .. 29,279 333,912
United Nova Technology Co. Ltd., Class A
(a)
....... 278,291 282,520
Verisilicon Microelectronics Shanghai Co. Ltd., Class
A
(a)
................................. 14,958 623,813
Xinjiang Daqo New Energy Co. Ltd., Class A
(a)
..... 77,462 254,360
Yuanjie Semiconductor Technology Co. Ltd., Class A . 2,587 603,843
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd.,
Class A .............................. 38,701 242,320
25,523,322
a
Software  — 1.4%
360 Security Technology, Inc., Class A ........... 232,200 381,430
Beijing Kingsoft Office Software, Inc., Class A ...... 14,951 553,836
China National Software & Service Co. Ltd., Class A
(a)
25,820 143,159
Empyrean Technology Co. Ltd., Class A .......... 13,300 173,746
Geovis Technology Co. Ltd., Class A ............ 27,000 225,033
Hundsun Technologies, Inc., Class A ............ 52,332 206,627
Iflytek Co. Ltd., Class A ..................... 77,450 545,744
Jiangsu Hoperun Software Co. Ltd., Class A ....... 25,800 171,932
Sangfor Technologies, Inc., Class A ............ 13,500 233,396
Shanghai Baosight Software Co. Ltd., Class A ..... 64,505 215,018
Shanghai Stonehill Technology Co. Ltd., Class A
(a)
... 189,000 239,922
Yonyou Network Technology Co. Ltd., Class A
(a)
.... 116,349 199,858
3,289,701
a
Specialty Retail  — 0.3%
China Tourism Group Duty Free Corp. Ltd., Class A .. 64,541 622,603
a
Technology Hardware, Storage & Peripherals  — 1.3%
Anker Innovations Technology Co. Ltd., Class A .... 18,110 333,835
China Greatwall Technology Group Co. Ltd., Class A
(a)
103,200 299,549
Huaqin Co. Ltd., Class A .................... 25,800 394,081
IEIT Systems Co. Ltd., Class A ................ 38,760 398,510
Sharetronic Data Technology Co. Ltd., Class A ..... 18,060 694,116
Shenzhen Longsys Electronics Co. Ltd., Class A
(a)
... 12,900 771,534
Shenzhen Transsion Holdings Co. Ltd., Class A .... 28,452 240,963
3,132,588
a
Transportation Infrastructure  — 0.6%
Beijing-Shanghai High Speed Railway Co. Ltd., Class A 1,548,000 1,111,479
China Merchants Expressway Network & Technology
Holdings Co. Ltd., Class A ................. 194,300 267,653
Security Shares Value
a
Transportation Infrastructure (continued)
Shanghai International Airport Co. Ltd., Class A ..... 38,722 $ 154,716
1,533,848
a
Wireless Telecommunication Services  — 0.3%
China United Network Communications Ltd., Class A . 980,400 650,347
a
a
Total Common Stocks — 99.8%
(Cost: $136,479,025) ................................ 237,373,129
a
Rights
Pharmaceuticals  — 0.0%
Kangmei Pharmaceutical Co. Ltd.
(a)(b)
........... 26,458 —
a
a
Total Rights — 0.0%
(Cost: $–) ........................................ —
Total Long-Term Investments — 99.8%
(Cost: $136,479,025) ................................ 237,373,129
a
Short-Term Securities
Money Market Funds  —  0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares,
3.61%
(c)(d)
............................ 593,816 593,816
a
Total Short-Term Securities — 0.2%
(Cost: $593,816) ................................... 593,816
Total Investments — 100.0%
(Cost: $137,072,841) ................................ 237,966,945
Other Assets Less Liabilities — 0.0% ..................... 44,739
Net Assets — 100.0% ................................. $ 238,011,684
(a)
Non-income producing security.
(b)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
MSCI China A ETF

Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
  Shares Held
at 04/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency
Shares .......... $ 670,000  $ —  $ (76,184)
(a)
$ —  $ —  $ 593,816  593,816  $ 49,187  $ —
(a)
Represents net amount purchased (sold).
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
FTSE China A50 Index .................................................................. 35 05/28/26 $ 546 $ 707
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 36,391,172  $ 200,981,957  $ —  $ 237,373,129
Rights ................................................ —  —  —  —
Short-Term Securities
Money Market Funds ...................................... 593,816  —  —  593,816
$ 36,984,988  $ 200,981,957  $ —  $ 237,966,945
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 707  $ —  $ —  $ 707
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
MSCI China A ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026

Schedule of Investments
Portfolio Abbreviation
JSC Joint Stock Company